Significant Related Party Transactions and Balances (Tables)	12 Months Ended
Mar. 31, 2025
Significant Related Party Transactions and Balances [Abstract]
Schedule of Transactions Between Related Parties

Other than those disclosed elsewhere in the financial statements, significant related party transactions during the year on terms agreed between the Group and its related parties were as follows:

	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
Fashion Focus Manufacturing Ltd
Management fee charged from	215,544	223,548	274,987
Loan interest charged to (Note 17)	13,883	2,625	39,418

Merit Focus Ltd
Loan interest charged to (Note 17)	—	162,743	331,287

Schedule of Balances with Related Parties

Balances with related parties

	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
Amount due to related parties, net
Fashion Focus Manufacturing Ltd	3,056,927	—	—

Amount due from related parties, net
Fashion Focus Manufacturing Ltd(i)	—	2,053,318	1,053,708

Loan to related parties, net
Fashion Focus Manufacturing Ltd(ii)	52,345	54,970	—
Merit Focus Ltd(i)	—	3,946,204	4,291,215
	52,345	4,001,174	4,291,215

Schedule of Key Management Personnel

The remuneration of key management personnel of the Group during the financial years were as follows:

	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
Director’s remuneration	114,000	114,000	242,200